Shareholder Report, Holdings (Details) - C000014303	Oct. 31, 2025
FR_594918104
Holdings [Line Items]
Percent of Total Investments	12.40%
FR_67066G104
Holdings [Line Items]
Percent of Total Investments	11.60%
FR_037833100
Holdings [Line Items]
Percent of Total Investments	10.10%
FR_023135106
Holdings [Line Items]
Percent of Total Investments	9.30%
FR_02079K305
Holdings [Line Items]
Percent of Total Investments	5.60%
FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.30%
FR_30303M102
Holdings [Line Items]
Percent of Total Investments	4.00%
FR_92826C839
Holdings [Line Items]
Percent of Total Investments	3.40%
FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.90%
FR_609839105
Holdings [Line Items]
Percent of Total Investments	2.90%
Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	66.50%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.40%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	48.70%